Supplement dated July 1,
2004 to the Variable
Adjustable Life Summit
Prospectus dated April 30,
2004

This material adds the
following paragraph under
the section ?Additional
Benefits? on page 28 of the
prospectus.

Enhanced Guarantee
Agreement.  The Enhanced
Guarantee Agreement
requires no additional
premium
and provides for an
improved plan of insurance
if you elect to participate
in an Acceptable Allocation
Program(AAP).  For each
AAP, we will choose a
specific group of sub-
accounts and determine the
proportion of all
transactions that will be
allocated to each of those
sub-accounts.  You will
have several
AAPs from which to choose.
In order to preserve the
chosen proportion, you must
agree to certain
limitations regarding the
allocation of premiums,
transfers of policy values,
allocation of partial
surrenders,
allocation of policy loans,
and allocation of monthly
charges described elsewhere
in this prospectus.
From time to time we may
change the AAPs which we
offer.

This material adds the
following paragraph under
the section ?Policy
Adjustments? on page 12 of
the
prospectus.

A change to another AAP
will not result in a policy
adjustment.  If you add or
remove the Enhanced
Guarantee Agreement, we
will adjust the policy.
The face amount and premium
of the policy will remain
unchanged, but the
resulting plan of insurance
may be different as a
result of the policy
adjustment.  All
policy adjustment
limitations described in
the policy are applicable
to this policy adjustment.

This material adds the
following paragraph under
the section ?Policy
Adjustments? on page 12 of
the
prospectus.

For any policy adjustment
on a policy with the
Enhanced Guarantee
Agreement, we will
calculate a new
plan of insurance on the
basis of the greater of the
tabular value or 80% of the
policy value.  After the
adjustment, the new tabular
value will equal the
greater of 80% of the
policy value or the old
tabular
value.

This material adds the
following paragraph under
the section ?Policy
Premiums? on page 15 of the
prospectus.

If you have a policy with
the Enhanced Guarantee
Agreement, you must
allocate net premiums
according
to the Acceptable
Allocation Program that you
have chosen.  You may
change to another
Acceptable
Allocation Program once
every three years.

This material adds the
following paragraph to the
paragraph ?Transfers? under
the section ?Actual Cash
Value? on page 20 of the
prospectus.

If you have a policy with
the Enhanced Guarantee
Agreement, we will
automatically rebalance
your
sub-accounts quarterly.  No
other transfers will be
permitted.

This material adds the
following paragraph under
the section ?Policy Loans?
on page 22 of the
prospectus.

If you have a policy with
the Enhanced Guarantee
Agreement, we will take all
policy loans on a pro-rata
basis.

This material adds the
following paragraph under
the section ?Surrender? on
page 24 of the prospectus.

If you have a policy with
the Enhanced Guarantee
Agreement, we will deduct
all partial surrenders on a
pro-rata basis.

This material adds the
following paragraph to the
paragraph ?Actual Cash
Value Charges? under the
section ?Policy Charges? on
page 25 of the prospectus.

If you have a policy with
the Enhanced Guarantee
Agreement, we will assess
all monthly charges on a
pro-rata basis.

Investors should retain
this supplement for future
reference.
F. 61291 7-2004